Summary of Significant Accounting Policies - Schedule of Contract Assets and Contract Liabilities Balances (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Contract Assets and Contract Liabilities Balances [Abstract]
Contract assets	$ 37,345	$ 26,066
Contract liabilities current and noncurrent	$ 13,985	$ 10,921	$ 3,478